OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2021	2020
Payroll and other employee related accruals	$21,000	$16,930
Accrued expenses	9,344	7,152
Government authorities	4,226	1,475
Provision for return	3,509	2,962
Sundry	271	12

	$38,350	$28,531